Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ (285,073)	₩ (295,300)
Changes in unrealized fair value of equity investments	(72,808)	(9,422)
Reclassification upon disposal	2,726	21,902
Others	(4,128)	(2,253)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ (359,283)	₩ (285,073)